Details of Cash From Operating Activities (Tables)	12 Months Ended
Dec. 31, 2016
Additional Cash Flow Elements, Operating Activities [Abstract]
Components of Cash and Cash Equivalents
[a]	Cash and cash equivalents consist of:

	2016	2015

Bank term deposits, bankers’ acceptances and government paper	$498	$2,572
Cash	476	291

	$974	$2,863

Details of Items Not Involving Current Cash Flows
[b]	Items not involving current cash flows:

	2016	2015

Depreciation and amortization	$1,056	$802
Amortization of other assets included in cost of goods sold	135	110
Other non-cash charges	27	44
Deferred income taxes [note 12]	22	(7)
Equity income in excess of dividends received	(9)	(20)
Non-cash portion of Other (income) expense, net [note 4]	—	(193)

	$1,231	$736

Changes in Operating Assets and Liabilities
[c]	Changes in operating assets and liabilities:

	2016	2015

Accounts receivable	$(446)	$(410)
Inventories	(159)	(241)
Prepaid expenses and other	189	13
Accounts payable	562	139
Accrued salaries and wages	94	43
Other accrued liabilities	(145)	72
Income taxes payable	(14)	40

	$81	$(344)